Compensation Plans (Schedule Of Outstanding Share Units) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Canadian Dollar Denominated [Member] | Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Share Units, Beginning of Year	1,238	875
Granted	213	697
Deemed Eligible to Vest	(427)	(263)
Units, in Lieu of Dividends	37	41
Forfeited	(100)	(112)
Outstanding Share Units, End of Year	961	1,238
Canadian Dollar Denominated [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Share Units, Beginning of Year	1,751
Granted	298	1,790
Units, in Lieu of Dividends	77	35
Forfeited	(160)	(74)
Outstanding Share Units, End of Year	1,966	1,751
U.S. Dollar Denominated [Member] | Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Share Units, Beginning of Year	1,089	796
Granted	27	565
Deemed Eligible to Vest	(393)	(240)
Units, in Lieu of Dividends	27	37
Forfeited	(57)	(69)
Outstanding Share Units, End of Year	693	1,089
U.S. Dollar Denominated [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Share Units, Beginning of Year	1,574
Granted	83	1,581
Units, in Lieu of Dividends	63	30
Forfeited	(124)	(37)
Outstanding Share Units, End of Year	1,596	1,574